FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENT
Impairment loss on goodwill	$ 19,156	$ 0	$ 0
Impairment of intangible assets	3,505	0	0
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	0	0	0
Impairment loss on long-term equity method investment	$ 0	$ 0	$ 0